Oberweis Micro-Cap Fund

Schedule of Investments (unaudited)

March 31, 2024

		Shares	Value
Equities	97.3%

Automobile Components	2.2%
Gentherm, Inc.*		73,500	$4,232,130
Modine Manufacturing Co.*		64,500	6,139,755
			10,371,885

Banks	2.8%
1st Source Corp.		63,900	3,349,638
Mercantile Bank Corp.		66,000	2,540,340
Preferred Bank		95,000	7,293,150
			13,183,128

Beverages	0.7%
The Vita Coco Co., Inc.*		141,500	3,456,845

Biotechnology	8.6%
ADMA Biologics, Inc.*		2,790,700	18,418,620
Catalyst Pharmaceuticals, Inc.*		458,400	7,306,896
Dynavax Technologies Corp.*		462,700	5,742,107
MannKind Corp.*		798,800	3,618,564
Veracyte, Inc.*		251,200	5,566,592
			40,652,779

Building Products	0.9%
JELD WEN Hldg., Inc.*		192,600	4,088,898

Chemicals	0.6%
Hawkins, Inc.		37,200	2,856,960

Commercial Services & Supplies	4.7%
Aris Water Solutions, Inc.		195,200	2,762,080
CECO Environmental Corp.*		463,400	10,667,468
HNI Corp.		83,400	3,763,842
VSE Corp.		66,300	5,304,000
			22,497,390

Communications Equipment	4.1%
Applied Optoelectronics, Inc.*		849,615	11,775,664
Aviat Networks, Inc.*		199,307	7,641,430
			19,417,094

Construction & Engineering	6.1%
Limbach Hldgs., Inc.*		164,800	6,826,016
Matrix Service Co.*		198,500	2,586,455
Primoris Services Corp.		209,900	8,935,443
Sterling Construction Co., Inc.*		96,600	10,655,946
			29,003,860

Consumer Finance	1.6%
EZCORP, Inc.*		685,500	7,766,715

Diversified Consumer Services	1.2%
OneSpaWorld Hldgs. Ltd.*		420,400	5,561,892

Electrical Equipment	2.3%
American Superconductor Corp.*		634,400	8,570,744
Powell Industries, Inc.		16,800	2,390,640
			10,961,384

Electronic Equipment, Instruments & Components	0.7%
Arlo Technologies, Inc.*		273,400	3,458,510

Energy Equipment & Services	2.8%
Helix Energy Solutions Group, Inc.*		407,500	4,417,300
Precision Drilling Corp.*		59,700	4,017,213
RPC, Inc.		604,600	4,679,604
			13,114,117

Entertainment	0.8%
IMAX Corp.*		236,200	3,819,354

Healthcare Equipment & Supplies	7.4%
Alphatec Hldgs., Inc.*		510,500	7,039,795
Artivion, Inc.*		282,400	5,975,584
Axogen, Inc.*		286,400	2,311,248
LeMaitre Vascular, Inc.		68,500	4,545,660
RxSight, Inc.*		107,600	5,550,008
SI BONE, Inc.*		310,400	5,081,248
TransMedics Group, Inc.*		63,300	4,680,402
			35,183,945

Healthcare Providers & Services	1.3%
PetIQ, Inc.*		340,700	6,227,996

Hotels, Restaurants & Leisure	3.4%
BJ's Restaurants, Inc.*		63,600	2,301,048
Playa Hotels & Resorts NV*		751,500	7,289,550
Rush Street Interactive, Inc.*		776,700	5,056,317
Sweetgreen, Inc.*		67,101	1,694,971
			16,341,886

Household Durables	1.0%
M/I Homes, Inc.*		36,200	4,933,698

Information Technology Services	1.3%
Backblaze, Inc.*		357,800	3,660,294
Couchbase, Inc.*		87,800	2,310,018
			5,970,312

Insurance	1.7%
Employers Hldgs., Inc.		86,100	3,908,079
Skyward Specialty Insurance Group, Inc.*		115,700	4,328,337
			8,236,416

Life Sciences Tools & Services	0.5%
Quanterix Corp.*		99,700	2,348,932

Machinery	4.9%
Blue Bird Corp.*		299,100	11,467,494
Enerpac Tool Group Corp.*		77,300	2,756,518
Proto Labs, Inc.*		97,500	3,485,625
REV Group, Inc.		126,300	2,789,967
The Gorman-Rupp Corp.		68,900	2,724,995
			23,224,599

Oil, Gas & Consumable Fuels	1.8%
Dorian LPG Ltd.		75,500	2,903,730
Vital Energy, Inc.*		109,400	5,747,876
			8,651,606

Paper & Forest Products	1.0%
Clearwater Paper Corp.*		112,200	4,906,506

Passenger Airlines	1.0%
Sun Country Airlines Hldgs., Inc.*		325,600	4,913,304

Pharmaceuticals	3.5%
Amphastar Pharmaceuticals, Inc.*		129,100	5,668,781
ANI Pharmaceuticals, Inc.*		43,500	3,007,155
Evolus, Inc.*		397,300	5,562,200
Liquidia Corp.*		150,000	2,212,500
			16,450,636

Professional Services	3.5%
Huron Consulting Group, Inc.*		49,200	4,753,704
ICF International, Inc.		41,100	6,190,893
Upwork, Inc.*		469,200	5,752,392
			16,696,989

Semiconductors & Semiconductor Equipment	17.4%
ACM Research, Inc.*		416,500	12,136,810
Aehr Test Systems*		534,400	6,626,560
Axcelis Technologies, Inc.*		50,400	5,620,608
Camtek Ltd.*		178,180	14,926,139
Navitas Semiconductor Corp.*		806,600	3,847,482
Photronics, Inc.*		256,100	7,252,752
Silicon Motion Technology Corp. ADS		106,900	8,224,886
Ultra Clean Hldgs., Inc.*		319,600	14,682,424
Veeco Instruments, Inc.*		269,100	9,464,247
			82,781,908

Software	2.8%
AvePoint, Inc.*		266,800	2,113,056
Cellebrite DI Ltd.*		397,900	4,408,732
Weave Communications, Inc.*		609,400	6,995,912
			13,517,700

Specialty Retail	1.1%
Boot Barn Hldgs., Inc.*		54,400	5,176,160

Textiles, Apparel & Luxury Goods	1.9%
G-III Apparel Group Ltd.*		220,900	6,408,309
Oxford Industries, Inc.		23,400	2,630,160
			9,038,469

Trading Co. & Distribution	1.7%
H&E Equipment Services, Inc.		69,500	4,460,510
Transcat, Inc.*		29,100	3,242,613
			7,703,123

Total Equities
(Cost: $374,581,120)			$462,514,996

Total Investments	97.3%
(Cost: $374,581,120)			$462,514,996

Other Assets Less Liabilities	2.7%		12,796,627

Net Assets - 100%			$475,311,623

*	Non-income producing security during the period ended March 31, 2024

ADS - American depositary share

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2024

		Shares	Value
Equities	97.4%

Aerospace & Defense	3.2%
AeroVironment, Inc.*		101,500	$15,557,920
Woodward, Inc.		68,400	10,541,808
			26,099,728

Banks	0.5%
First Merchants Corp.		123,400	4,306,660

Beverages	0.7%
Primo Water Corp.		323,500	5,890,935

Biotechnology	1.6%
Krystal Biotech, Inc.*		35,700	6,352,101
Veracyte, Inc.*		307,900	6,823,064
			13,175,165

Building Products	5.0%
AAON, Inc.		48,400	4,264,040
Gibraltar Industries, Inc.*		52,800	4,251,984
Janus International Group, Inc.*		695,400	10,521,402
Simpson Manufacturing Co., Inc.		24,800	5,088,464
The AZEK Co., Inc.*		220,900	11,093,598
Trex Co., Inc.*		60,100	5,994,975
			41,214,463

Chemicals	2.0%
Cabot Corp.		92,100	8,491,620
Quaker Chemical Corp.		40,500	8,312,625
			16,804,245

Commercial Services & Supplies	2.6%
Clean Harbors, Inc.*		63,300	12,742,923
MSA Safety, Inc.		44,200	8,556,678
			21,299,601

Construction & Engineering	1.3%
Comfort Systems USA, Inc.		19,800	6,290,658
Dycom Industries, Inc.*		29,000	4,162,370
			10,453,028

Consumer Finance	1.4%
FirstCash Hldgs., Inc.		91,700	11,695,418

Consumer Staples Distribution & Retail	1.5%
Grocery Outlet Hldg. Corp.*		296,000	8,518,880
Sprouts Farmers Market, Inc.*		64,700	4,171,856
			12,690,736

Diversified Consumer Services	2.7%
Duolingo, Inc.*		18,900	4,168,962
Frontdoor, Inc.*		260,200	8,477,316
Grand Canyon Education, Inc.*		43,200	5,884,272
Stride, Inc.*		66,000	4,161,300
			22,691,850

Electrical Equipment	3.7%
NEXTracker, Inc.*		235,700	13,262,839
Vertiv Hldgs. Co.		211,400	17,265,038
			30,527,877

Electronic Equipment, Instruments & Components	2.9%
Fabrinet*		21,900	4,139,538
Itron, Inc.*		125,600	11,620,512
OSI Systems, Inc.*		55,300	7,897,946
			23,657,996

Energy Equipment & Services	3.9%
Liberty Energy, Inc.		236,300	4,896,136
NOV, Inc.		216,900	4,233,888
Weatherford International PLC*		198,500	22,910,870
			32,040,894

Healthcare Equipment & Supplies	8.8%
Alphatec Hldgs., Inc.*		587,400	8,100,246
Axonics, Inc.*		145,400	10,028,238
Haemonetics Corp.*		133,900	11,428,365
Integer Hldgs. Corp.*		96,700	11,282,956
LivaNova PLC*		202,500	11,327,850
Merit Medical Systems, Inc.*		139,300	10,551,975
TransMedics Group, Inc.*		134,900	9,974,506
			72,694,136

Healthcare Providers & Services	5.2%
Acadia Healthcare Co., Inc.*		143,300	11,352,226
Encompass Health Corp.		192,400	15,888,392
HealthEquity, Inc.*		51,300	4,187,619
NeoGenomics, Inc.*		737,200	11,588,784
			43,017,021

Healthcare Technology	1.1%
Evolent Health, Inc.*		282,500	9,263,175

Hotels, Restaurants & Leisure	2.2%
Light & Wonder, Inc.*		42,600	4,349,034
Monarch Casino and Resort, Inc.		86,200	6,464,138
Wingstop, Inc.		20,000	7,328,000
			18,141,172

Household Durables	4.1%
Century Communities, Inc.		121,200	11,695,800
Installed Building Products, Inc.		30,400	7,865,392
SharkNinja, Inc.*		235,200	14,650,608
			34,211,800

Insurance	1.6%
Assurant, Inc.		45,000	8,470,800
Oscar Health, Inc.*		295,000	4,386,650
			12,857,450

Machinery	7.1%
Esab Corp.		129,200	14,285,644
Federal Signal Corp.		127,700	10,837,899
Flowserve Corp.		237,700	10,858,136
Oshkosh Corp.		111,700	13,930,107
SPX Technologies, Inc.*		69,000	8,495,970
			58,407,756

Metals & Mining	1.4%
ATI, Inc.*		141,900	7,261,023
Carpenter Technology Corp.		61,800	4,413,756
			11,674,779

Oil, Gas & Consumable Fuels	2.5%
International Seaways, Inc.		198,700	10,570,840
Magnolia Oil & Gas Corp.		184,600	4,790,370
Matador Resources Co.		82,400	5,501,848
			20,863,058

Passenger Airlines	2.0%
SkyWest, Inc.*		243,100	16,793,348

Personal Care Products	1.8%
elf Beauty, Inc.*		40,800	7,998,024
Inter Parfums, Inc.		48,300	6,786,633
			14,784,657

Pharmaceuticals	1.3%
Amphastar Pharmaceuticals, Inc.*		245,400	10,775,514

Professional Services	4.0%
ExlService Hldgs., Inc.*		133,200	4,235,760
ICF International, Inc.		55,800	8,405,154
Maximus, Inc.		89,700	7,525,830
Parsons Corp.*		151,300	12,550,335
			32,717,079

Semiconductors & Semiconductor Equipment	11.0%
Aehr Test Systems*		412,942	5,120,481
Allegro MicroSystems, Inc.*		200,000	5,392,000
Axcelis Technologies, Inc.*		130,400	14,542,208
Credo Technology Group Hldg. Ltd.*		321,900	6,821,061
FormFactor, Inc.*		236,700	10,800,621
Onto Innovation, Inc.*		93,100	16,858,548
Silicon Laboratories, Inc.* ADS		78,000	11,210,160
Silicon Motion Technology Corp.*		110,500	8,501,870
Universal Display Corp.		67,100	11,302,995
			90,549,944

Software	7.4%
ACI Worldwide, Inc.*		344,562	11,442,904
Blackbaud, Inc.*		57,300	4,248,222
Clear Secure, Inc.		500,500	10,645,635
Informatica, Inc.*		309,000	10,815,000
LiveRamp Hldgs., Inc.*		247,600	8,542,200
Rapid7, Inc.*		94,500	4,634,280
Zeta Global Hldgs. Corp.*		1,003,000	10,962,790
			61,291,031

Specialty Retail	0.7%
Abercrombie & Fitch Co.*		48,100	6,028,373

Textiles, Apparel & Luxury Goods	2.2%
Crocs, Inc.*		84,200	12,107,960
Deckers Outdoor Corp.*		7,200	6,777,072
			18,885,032

Total Equities
(Cost: $687,950,777)			$805,503,921

Total Investments	97.4%
(Cost: $687,950,777)			$805,503,921

Other Assets Less Liabilities	2.6%		21,412,129

Net Assets - 100%			$826,916,050

*	Non-income producing security during the period ended March 31, 2024

ADS - American depositary share

Oberweis Global Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2024

		Shares	Value
Equities	98.1%

Argentina	0.9%
Arcos Dorados Hldgs., Inc.		43,800	$487,056

Australia	2.6%
James Hardie Industries PLC*		35,800	1,437,271

Canada	3.2%
ATS Corp.*		25,000	841,208
Stantec, Inc.		11,200	929,833
			1,771,041

China	1.6%
New Oriental Education & Technology Group, Inc.*		100,000	870,715

Finland	1.3%
Kemira Oyj		38,000	718,265

France	1.1%
Sopra Steria Group SA*		2,600	629,453

Germany	1.0%
Gerresheimer AG*		5,000	563,168

India	2.2%
Federal Bank Ltd.*		320,000	576,290
TVS Motor Co. Ltd.		25,000	645,020
			1,221,310

Indonesia	1.3%
PT Sumber Alfaria Trijaya Tbk*		3,899,900	715,781

Japan	11.9%
Asics Corp.		22,100	1,037,407
Daiwa Securities Group, Inc.		75,300	570,048
Fuji Electric Co. Ltd.		40,700	2,715,484
Santen Pharmaceutical Co. Ltd.		80,000	785,573
Yamazaki Baking Co. Ltd.*		54,800	1,411,449
			6,519,961

Norway	2.7%
Kongsberg Gruppen ASA*		10,000	690,479
Subsea 7 SA*		50,000	799,762
			1,490,241

South Korea	1.3%
Park Systems Corp.*		6,300	710,373

Sweden	2.3%
Saab AB*		14,300	1,271,824

Switzerland	2.2%
Accelleron Industries AG*		31,600	1,183,555

Taiwan	3.5%
Alchip Technologies Ltd.*		6,000	593,373
eMemory Technology, Inc.*		10,000	749,918
M31 Technology Corp.*		13,800	554,096
			1,897,387

United Kingdom	13.0%
Ashtead Technology Hldgs. PLC*		332,400	3,188,489
Cranswick PLC		16,500	853,010
Games Workshop Group PLC		6,200	785,662
Intermediate Capital Group PLC*		23,700	614,411
Marks & Spencer Group PLC*		272,200	910,769
The Sage Group PLC*		50,000	798,624
			7,150,965

United States of America	46.0%
Acadia Healthcare Co., Inc.*		7,600	602,072
ACM Research, Inc.*		22,400	652,736
Alphatec Hldgs., Inc.*		175,800	2,424,282
Amphastar Pharmaceuticals, Inc.*		20,100	882,591
Axcelis Technologies, Inc.*		12,329	1,374,930
Clean Harbors, Inc.*		7,900	1,590,349
Deckers Outdoor Corp.*		700	658,882
ELF Beauty, Inc.*		2,700	529,281
Evolent Health, Inc.*		29,600	970,584
Flowserve Corp.		15,100	689,768
LeMaitre Vascular, Inc.		10,400	690,144
LiveRamp Hldgs., Inc.*		27,100	934,950
Merit Medical Systems, Inc.*		7,500	568,125
Onto Innovation, Inc.*		8,000	1,448,640
Oshkosh Corp.		9,500	1,184,745
Parsons Corp.*		18,800	1,559,460
RPC, Inc.		159,000	1,230,660
RxSight, Inc.*		17,000	876,860
SkyWest, Inc.*		18,200	1,257,256
Sweetgreen, Inc.*		27,800	702,228
The Vita Coco Co, Inc.*		21,200	517,916
Universal Display Corp.		3,100	522,195
Veracyte, Inc.*		67,100	1,486,936
Weatherford International PLC*		9,400	1,084,948
Zeta Global Hldgs. Corp.*		74,600	815,378
			25,255,916

Total Equities
(Cost: $45,795,372)			$53,894,282

Total Investments	98.1%
(Cost: $45,795,372)			$53,894,282

Other Assets Less Liabilities	1.9%		1,047,574

Net Assets - 100%			$54,941,856

*	Non-income producing security during the period ended March 31, 2024

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Consumer Discretionary	9.4%
Consumer Staples	9.0%
Energy	5.7%
Financials	3.2%
Healthcare	17.9%
Industrials	31.1%
Information Technology	17.8%
Materials	4.0%

Oberweis China Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2024

		Shares	Value
Equities	100.0%

Automobile Components	3.8%
Cheng Shin Rubber Industry Co. Ltd.*		300,000	$465,887
Tong Yang Industry Co. Ltd.*		300,000	1,171,747
			1,637,634

Automobiles	1.6%
Li Auto, Inc. ADS*		23,000	696,440

Biotechnology	0.8%
Legend Biotech Corp. ADS*		6,000	336,540

Broadline Retail	10.1%
Alibaba Group Hldg. Ltd.		230,000	2,064,355
MINISO Group Hldg. Ltd. ADS		30,000	615,000
PDD Hldgs. ADS*		14,500	1,685,625
			4,364,980

Chemicals	2.0%
Nan Pao Resins Chemical Co. Ltd.*		90,000	881,622

Diversified Consumer Services	5.8%
New Oriental Education & Technology Group, Inc.*		255,000	2,220,324
TAL Education Group ADS*		25,000	283,750
			2,504,074

Electrical Equipment	2.3%
Fortune Electric Co. Ltd.*		20,000	418,704
Shihlin Electric & Engineering Corp.*		65,000	568,688
			987,392

Electronic Equipment, Instruments & Components	6.1%
Fositek Corp.*		15,000	363,242
Gold Circuit Electronics Ltd.*		95,000	725,780
Hexing Electrical Co. Ltd.*		30,000	149,554
Hon Hai Precision Industry Co. Ltd.*		200,000	971,769
WT Microelectronics Co. Ltd.*		93,809	439,682
			2,650,027

Entertainment	7.6%
International Games System Co. Ltd.*		15,000	527,286
NetEase, Inc.		90,000	1,872,006
Tencent Music Entertainment Group ADS*		80,000	895,200
			3,294,492

Hotels, Restaurants & Leisure	9.5%
H World Group Ltd.		240,000	929,103
Meituan*		80,000	989,408
Sands China Ltd.*		150,000	422,581
Trip.com Group Ltd.*		40,000	1,764,172
			4,105,264

Household Durables	2.9%
Beijing Roborock Technology Co. Ltd.*		13,060	617,863
Hisense Home Appliances Group Co. Ltd.*		200,000	622,213
			1,240,076

Information Technology Services	0.7%
GDS Hldgs. Ltd.*		350,000	284,851

Interactive Media & Services	5.2%
Kanzhun Ltd. ADS*		7,000	122,710
Tencent Hldgs. Ltd.*		55,000	2,134,817
			2,257,527

Machinery	3.6%
Sinotruk Hong Kong Ltd.*		200,000	491,127
Yangzijiang Shipbuilding Hldgs. Ltd.*		650,000	919,425
Zhuzhou CRRC Times Electric Co. Ltd.*		50,000	158,427
			1,568,979

Metals & Mining	3.5%
Aluminum Corp of China Ltd.*		200,000	126,998
CMOC Group Ltd.*		552,000	468,998
Zijin Mining Group Co. Ltd.		450,000	898,056
			1,494,052

Oil, Gas & Consumable Fuels	5.1%
China Shenhua Energy Co. Ltd.*		230,000	903,614
PetroChina Co. Ltd.*		1,500,000	1,282,117
			2,185,731

Pharmaceuticals	1.1%
Hansoh Pharmaceutical Group Co. Ltd.*		250,000	494,449

Semiconductors & Semiconductor Equipment	20.2%
Alchip Technologies Ltd.*		6,000	593,373
ASMedia Technology, Inc.*		18,000	1,299,233
ASMPT Ltd.*		20,000	251,441
Elan Microelectronics Corp.		140,000	702,111
Foxsemicon Integrated Technology, Inc.*		60,000	561,501
King Yuan Electronics Co. Ltd.*		220,000	728,670
M31 Technology Corp.*		23,500	943,569
MediaTek, Inc.		31,000	1,123,627
Taiwan Semiconductor Manufacturing Co. Ltd. ADS		18,500	2,516,925
			8,720,450

Specialty Retail	0.3%
Pop Mart International Group Ltd.*		40,000	146,929

Technology Hardware, Storage & Peripherals	5.4%
Asia Vital Components Co. Ltd.*		37,000	626,619
Chicony Electronics Co. Ltd.*		110,000	761,323
Wiwynn Corp.*		12,000	821,160
Xiaomi Corp.*		50,000	95,440
			2,304,542

Textiles, Apparel & Luxury Goods	1.7%
Amer Sports, Inc.*		15,000	244,500
Makalot Industrial Co. Ltd.		40,000	456,825
			701,325

Water Utilities	0.7%
Beijing Enterprises Water Group Ltd.*		1,250,000	277,888

Total Equities
(Cost: $36,959,075)			$43,135,264

Total Investments	100.0%
(Cost: $36,959,075)			$43,135,264

Other Liabilities Less Assets	0.0%		(7,152)

Net Assets - 100%			$43,128,112

*	Non-income producing security during the period ended March 31, 2024

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China, Taiwan and Hong Kong)	97.9%
Singapore	2.1%

Oberweis Emerging Markets Fund

Schedule of Investments (unaudited)

March 31, 2024

		Shares	Value
Equities	90.9%

Argentina	3.3%
Arcos Dorados Hldgs., Inc.		30,000	$333,600
Despegar.com Corp.*		22,500	269,100
			602,700

Brazil	8.5%
GPS Participacoes e Empreendimentos SA*		91,300	377,185
Petro Rio SA*		27,200	264,331
Santos Brasil Participacoes SA		131,100	348,178
VTEX*		66,500	543,305
			1,532,999

Chile	0.9%
Embotelladora Andina SA		66,700	168,974

China	11.7%
Chongqing Brewery Co. Ltd.*		43,900	392,382
DPC Dash Ltd.*		30,000	192,222
Haitian International Hldgs. Ltd.*		84,000	244,158
Hangzhou Robam Appliances Co. Ltd.		110,500	366,167
Jiangsu Hengli Hydraulic Co. Ltd.*		24,500	170,746
Kanzhun Ltd. ADS*		18,000	315,540
Uni-President China Hldgs. Ltd.*		260,000	185,029
Yihai International Hldg. Ltd.*		128,000	242,363
			2,108,607

France	1.4%
Gaztransport & Technigaz SA*		1,750	261,490

Greece	1.2%
Greek Organization of Football Prognostics SA*		12,500	224,943

Hungary	1.3%
Richter Gedeon Nyrt*		9,200	233,391

India	18.6%
Control Print Ltd.		16,600	185,073
Emudhra Ltd.*		25,500	231,419
Federal Bank Ltd.*		194,700	350,636
Kaynes Technology India Ltd.*		5,800	199,722
KEI Industries Ltd.		4,998	207,333
MakeMyTrip Ltd.*		8,600	611,030
Medi Assist Healthcare Services Ltd.*		35,400	214,622
Oracle Financial Services Software Ltd.*		3,850	405,027
SAMHI Hotels Ltd.*		100,000	253,470
Senco Gold Ltd.*		26,500	245,165
TVS Motor Co. Ltd.		9,600	247,688
Varun Beverages Ltd.*		12,236	205,189
			3,356,374

Indonesia	6.1%
PT Avia Avian Tbk*		5,000,000	173,447
PT Cisarua Mountain Dairy Tbk*		620,000	191,611
PT Mitra Adiperkasa Tbk*		2,158,900	247,821
PT Sumber Alfaria Trijaya Tbk*		1,724,300	316,475
PT United Tractors Tbk*		112,000	170,773
			1,100,127

Mexico	7.0%
Alsea, S.A.B. de CV*		88,300	435,432
BBB Foods, Inc.*		11,000	261,580
Prologis Property Mexico SA de CV		61,792	270,444
Regional SAB de CV*		30,200	297,359
			1,264,815

Philippines	3.1%
International Container Terminal Services, Inc.		100,000	565,685

Poland	0.9%
Dino Polska SA*		1,700	165,008

South Africa	1.2%
Clicks Group Ltd.		14,080	220,128

South Korea	15.0%
AfreecaTV Co. Ltd.		2,600	237,742
Classys, Inc.		9,627	253,860
Hugel, Inc.*		1,500	215,153
KakaoBank Corp.*		20,600	429,980
KINX, Inc.*		2,500	176,787
LEENO Industrial, Inc.*		1,988	380,987
Park Systems Corp.*		2,456	276,933
SK Square Co. Ltd.*		8,450	493,348
Tokai Carbon Korea Co. Ltd.		2,850	245,783
			2,710,573

Taiwan	8.8%
Alchip Technologies Ltd.*		2,000	197,791
E Ink Hldgs., Inc.*		49,000	347,556
eMemory Technology, Inc.*		5,000	374,959
Ennoconn Corp.*		39,000	425,297
M31 Technology Corp.*		5,800	232,881
			1,578,484

Thailand	1.0%
Mega Lifesciences PCL		145,300	165,261

United Kingdom	0.9%
WAG Payment Solutions PLC*		173,000	146,295

Total Equities
(Cost: $13,652,898)			$16,405,854

Short-Term Investments	9.7%
Fidelity Investments Money Market Government Portfolio Class I 5.21%[a]		1,760,728	1,760,728

Total Short-Term Investments
(Cost: $1,760,728)			$1,760,728

Total Investments	100.6%
(Cost: $15,413,626)			$18,166,582

Other Liabilities Less Assets	(0.6)%		(105,807)

Net Assets - 100%			$18,060,775

[a]	Annualized seven-day effective yield as of March 31, 2024

*	Non-income producing security during the period ended March 31, 2024

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	7.1%
Consumer Discretionary	19.0%
Consumer Staples	13.0%
Energy	3.9%
Financials	6.8%
Healthcare	6.0%
Industrials	14.6%
Information Technology	18.0%
Materials	1.0%
Real Estate	1.5%

Oberweis International Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2024

		Shares	Value
Equities	95.1%

Australia	7.0%
GrainCorp Ltd.*		920,623	$4,943,264
James Hardie Industries PLC*		184,200	7,395,127
JB Hi-Fi Ltd.		146,412	6,129,917
Nick Scali Ltd.		434,700	4,362,296
Super Retail Group Ltd.		176,747	1,854,312
			24,684,916

Canada	10.1%
Ag Growth International, Inc.		134,300	6,083,455
ATS Corp.*		138,575	4,662,814
Definity Financial Corp.		127,200	4,050,943
Element Fleet Management Corp.		319,400	5,161,425
Hammond Power Solutions, Inc.		20,000	2,140,853
Parex Resources, Inc.		232,615	3,716,070
SNC-Lavalin Group, Inc.		63,100	2,580,644
Stantec, Inc.		84,900	7,048,467
			35,444,671

Finland	2.1%
Metso Corp.*		466,268	5,535,958
Outokumpu Oyj*		396,643	1,724,535
			7,260,493

France	7.2%
Gaztransport Et Technigaz SA*		32,200	4,811,414
Rexel SA*		251,419	6,789,317
Sopra Steria Group SACA*		28,800	6,972,403
Spie SA*		179,300	6,735,598
			25,308,732

Germany	1.7%
CTS Eventim AG & Co.*		66,651	5,928,768

Ireland	2.4%
Glanbia PLC		433,400	8,547,364

Italy	4.5%
Brunello Cucinelli SpA*		54,700	6,255,475
De' Longhi SpA*		201,500	6,969,565
Maire Tecnimont SpA*		324,100	2,540,281
			15,765,321

Japan	22.9%
ABC-Mart, Inc.		309,300	5,856,840
Asics Corp.		96,200	4,515,770
Daiwa Securities Group, Inc.		986,400	7,467,396
Ebara Corp.*		31,900	2,883,812
Fuji Electric Co. Ltd.		193,600	12,916,898
Lawson, Inc.*		95,100	6,492,658
Organo Corp.		87,500	4,317,776
Ryohin Keikaku Co. Ltd.		285,700	4,663,527
Santen Pharmaceutical Co. Ltd.		866,000	8,503,825
Sumitomo Bakelite Co. Ltd.		164,600	4,936,478
Sundrug Co. Ltd.		170,000	5,264,632
Toyo Suisan Kaisha Ltd.		86,400	5,274,293
Yamazaki Baking Co. Ltd.*		277,500	7,147,394
			80,241,299

Netherlands	4.3%
Arcadis NV*		120,900	7,402,174
Constellium SE*		348,239	7,699,564
			15,101,738

Norway	4.0%
Kongsberg Gruppen ASA*		133,200	9,197,182
Subsea 7 SA*		303,000	4,846,560
			14,043,742

Spain	1.6%
Indra Sistemas SA*		269,400	5,583,314

Sweden	3.2%
AAK AB*		77,320	1,837,650
AddTech AB*		62,200	1,416,700
Saab AB*		91,300	8,120,105
			11,374,455

Switzerland	2.2%
Accelleron Industries AG*		204,200	7,648,161

United Kingdom	21.9%
Ashtead Technology Hldgs. PLC*		680,000	6,522,782
B&M European Value Retail SA		261,003	1,797,999
ConvaTec Group PLC*		1,331,000	4,811,289
Cranswick PLC		90,400	4,673,462
Diploma PLC		98,700	4,636,645
Domino's Pizza Group PLC*		89,951	391,230
Games Workshop Group PLC		40,550	5,138,483
Howden Joinery Group PLC*		309,705	3,544,623
IMI PLC*		235,116	5,386,035
Informa PLC*		512,700	5,378,723
Intermediate Capital Group PLC		434,400	11,261,613
Keywords Studios PLC*		156,833	2,577,263
Marks and Spencer Group PLC		1,971,300	6,595,881
Morgan Sindall Group PLC*		77,171	2,259,709
Telecom Plus PLC*		126,100	2,591,074
The Sage Group PLC		586,270	9,364,189
			76,931,000

Total Equities
(Cost: $275,955,084)			$333,863,974

Short-Term Investments	4.9%
Fidelity Investments Money Market Government Portfolio Class I 5.21%[a]		17,048,383	17,048,383

Total Short-Term Investments
(Cost: $17,048,383)			$17,048,383

Total Investments	100.0%
(Cost: $293,003,467)			$350,912,357

Other Assets Less Liabilities	0.0%		117,222

Net Assets - 100%			$351,029,579

[a]	Annualized seven-day effective yield as of March 31, 2024

*	Non-income producing security during the period ended March 31, 2024

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	3.2%
Consumer Discretionary	13.7%
Consumer Staples	14.5%
Energy	3.8%
Financials	6.5%
Healthcare	3.8%
Industrials	35.8%
Information Technology	7.0%
Materials	6.1%
Utilities	0.7%

Oberweis Focused International Growth Fund

Schedule of Investments (unaudited)

March 31, 2024

		Shares	Value
Equities	97.6%

Australia	1.9%
BHP Group Ltd.		4,600	$132,700

Canada	7.2%
Dollarama, Inc.		3,500	266,621
WSP Global, Inc.		1,400	233,326
			499,947

Denmark	7.0%
Danske Bank A/S		3,700	111,060
Novo Nordisk A/S		2,900	371,990
			483,050

France	10.4%
LVMH Moet Hennessy Louis Vuitton SE*		340	305,813
Publicis Groupe SA*		2,800	305,254
Schneider Electric SE*		500	113,092
			724,159

Germany	8.1%
Rheinmetall AG*		450	252,940
SAP SE*		1,600	311,507
			564,447

Italy	5.9%
Ferrari NV*		240	104,607
UniCredit SpA*		8,000	303,593
			408,200

Japan	15.2%
Bridgestone Corp.		1,800	79,560
Hitachi Ltd.		2,900	263,506
Mitsubishi UFJ Financial Group, Inc.		12,300	124,723
Sony Group Corp.		1,600	136,663
Sumitomo Corp.		6,100	146,274
Toyota Motor Corp.		12,100	304,219
			1,054,945

Netherlands	3.3%
ASML Hldg. NV		240	231,015

Spain	2.4%
Industria de Diseno Textil SA*		3,300	166,157

Sweden	6.1%
EQT AB*		7,100	224,595
Volvo AB		7,300	197,845
			422,440

Switzerland	7.3%
Novartis AG		800	77,499
Roche Hldg. AG		300	76,405
Zurich Insurance Group AG*		650	350,476
			504,380

United Kingdom	18.2%
Anglo American PLC		3,200	78,831
AstraZeneca PLC		900	121,295
BAE Systems PLC*		10,500	178,843
BP PLC		20,200	126,381
CRH PLC		1,200	103,415
HSBC Hldgs. PLC		13,100	102,346
Rolls-Royce Hldgs. PLC*		47,000	253,123
Shell PLC		5,100	168,970
Unilever PLC		2,600	130,459
			1,263,663

United States of America	4.6%
Cadence Design Systems, Inc.*		1,000	311,280

Total Equities
(Cost: $5,697,839)			$6,766,383

Short-Term Investments	0.5%
Fidelity Investments Money Market Government Portfolio Class I 5.21%[a]		36,141	36,141

Total Short-Term Investments
(Cost: $36,141)			$36,141

Total Investments	98.1%
(Cost: $5,733,980)			$6,802,524

Other Assets Less Liabilities	1.9%		135,164

Net Assets - 100%			$6,937,688

[a]	Annualized seven-day effective yield as of March 31, 2024

*	Non-income producing security during the period ended March 31, 2024

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	4.4%
Consumer Discretionary	19.7%
Consumer Staples	1.9%
Energy	4.3%
Financials	17.5%
Healthcare	9.3%
Industrials	23.6%
Information Technology	12.3%
Materials	4.6%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

●	Level 1 – Quoted prices in active markets for identical securities.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2024:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$462,514,996	$805,503,921
Level 2 - Equities	-	-
Level 3	-	-
Total Investments	$462,514,996	$805,503,921

	Global Opportunities Fund	China Opportunities Fund	Emerging Markets Fund
Level 1 - Equities
Total Asia	$11,935,527	$43,135,264	$11,585,111
Total Africa	-	-	220,128
Total Australia	1,437,271	-	-
Total Europe	13,007,471	-	1,031,127
Total South America	487,056	-	2,304,673
Total North America	27,026,957	-	1,264,815
Total Short-Term Investments	-	-	1,760,728
Total Level 1	53,894,282	43,135,264	18,166,582
Level 2 - Equities	-	-	-
Level 3	-	-	-
Total Investments	$53,894,282	$43,135,264	$18,166,582

	International Opportunities Fund	Focused International Growth Fund
Level 1 – Equites
Total Asia	$80,241,299	$1,054,945
Total Australia	24,684,916	132,700
Total Europe	193,493,088	4,767,511
Total North America	35,444,671	811,227
Total Short-Term Investments	17,048,383	36,141
Total Level 1	350,912,357	6,802,524
Level 2 – Equities	-	-
Level 3	-	-
Total Investments	$350,912,357	$6,802,524

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.